Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	DREYFUS US TREASURY LONG TERM FUND
Central Index Key	0000779129
Amendment Flag	false
Document Creation Date	Apr. 27, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Dreyfus U.S. Treasury Intermediate Term Fund | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Prospectus:
Trading Symbol	DRGIX
Dreyfus U.S. Treasury Long Term Fund | DREYFUS US TREASURY LONG TERM FUND
Prospectus:
Trading Symbol	DRGBX